Subsequent events (Details Narrative) - Events After Reporting Period [Member] - BRL (R$) R$ in Thousands		1 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Issued of bonds		R$ 1,200,000,000
Proceeds from issue of bonds, notes and debentures			R$ 150,000
Description of distribution of dividends	In a meeting held on December 2, 2021, the Board of Directors approved the early distribution of dividends for fiscal year 2021, in the total amount of R$6,000,000, corresponding to the gross amount of R$7.53904879 per common share or class “A” preferred share, and of R$0,60603214 per class “B”, which were paid on December 20, 2021
Borrowing costs incurred		R$ 1,000,000,000